Prepayment and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets

As of June 30, 2026 and December 31, 2025, prepayment and other current assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Advances to vendors	$56,744	$44,818
Staff advance	2	-
Others	7	4
Prepayment and other assets	$56,753	$44,822